Insurance Liabilities - Liability for future policy benefit (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Individual Retirement	$ 2,321	$ 2,904
Group Retirement	351	471
Life Insurance	15,515	16,965
Institutional Markets	16,307	14,194
Fortitude Re	22,772	23,217
Future policy benefits for life and accident and health insurance contracts	57,266	57,751
Traditional Benefits
Liability for Future Policy Benefit, Activity [Line Items]
Individual Retirement	1,493	1,374
Group Retirement	221	226
Life Insurance	12,338	12,037
Institutional Markets	16,307	14,194
Fortitude Re	22,716	23,217
Future policy benefits for life and accident and health insurance contracts	53,075	51,048
Interest-Sensitive Benefits
Liability for Future Policy Benefit, Activity [Line Items]
Individual Retirement	828	1,530
Group Retirement	130	245
Life Insurance	3,177	4,928
Institutional Markets	0	0
Fortitude Re	56	0
Future policy benefits for life and accident and health insurance contracts	$ 4,191	$ 6,703